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                           UNITEDSTATES SECURITIES AND
                               EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_]; Amendment Number:
                                               -----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Spinnaker Capital Limited
Address: 53 Grosvenor Street
         London W1K 3HU England

Form 13F File Number: 28-12863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Claude Marion
Title: Director
Phone: +44 20 7903 2900

Signature, Place, and Date of Signing:


/s/ Claude Marion           London, England, United Kingdom    November 13, 2008
-------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   NONE

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                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1
Form 13F Information Table Entry Total:      19
Form 13F Information Table Value Total: $91,549 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----------------------------------------
 1    28-12864               Spinnaker Asset Management - SAM Limited

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
                                                                 Share Number and Type
                                                         Value   ---------------------
                                                        (U.S.$    No. of Shares/       Investment  Other    Voting
Name of Issuer               Title of Class   CUSIP   thousands) Principal Amount Type Discretion Managers Authority
---------------------------- -------------- --------- ---------- ---------------- ---- ---------- -------- ---------
AMERICA MOVIL SAB DE CV      SPON ADR L SHS 02364W105      681        14,700      SH     DEFINED     1       NONE
AU OPTRONICS CORP            SPONSORED ADR  002255107    3,511       309,054      SH     DEFINED     1       NONE
BAIDU COM INC                SPON ADR REP A 056752108    1,266         5,100      SH     DEFINED     1       NONE
BRASIL TELECOM PARTICIPACOES SPON ADR PFD   105530109    4,984       102,000      SH     DEFINED     1       NONE
CNOOC LTD                    SPONSORED ADR  126132109    2,439        21,300      SH     DEFINED     1       NONE
COMPANHIA DE SANEAMENTO BASI SPONSORED ADR  20441A102      536        18,900      SH     DEFINED     1       NONE
COMPANHIA PARANAENSE ENERG C SPON ADR PFD   20441B407      554        40,400      SH     DEFINED     1       NONE
COMPANHIA SIDERURGICA NACION SPONSORED ADR  20440W105    1,420        66,800      SH     DEFINED     1       NONE
LDK SOLAR CO LTD             SPONSORED ADR  50183L107      633        17,500      SH     DEFINED     1       NONE
LG DISPLAY CO LTD            SPONS ADR REP  50186V102      701        55,200      SH     DEFINED     1       NONE
MECHEL OAO                   SPONSORED ADR  583840103   11,496       640,100      SH     DEFINED     1       NONE
MOBILE TELESYSTEMS OJSC      SPONSORED ADR  607409109      571        10,200      SH     DEFINED     1       NONE
NETEASE COM INC              SPONSORED ADR  64110W102    1,363        59,800      SH     DEFINED     1       NONE
SOHU COM INC                 COM            83408W103    3,083        55,300      SH     DEFINED     1       NONE
UNIBANCO-UNIAO DE BANCOS BRA GDR REP PFD UT 90458E107      636         6,300      SH     DEFINED     1       NONE
YANZHOU COAL MNG CO LTD      SPON ADR H SHS 984846105    1,672       159,200      SH     DEFINED     1       NONE
YINGLI GREEN ENERGY HLDG CO  ADR            98584B103    4,531       308,634      SH     DEFINED     1       NONE
BRASIL TELECOM SA            SPONS ADR PFD  10553M101    1,276        58,300      SH     DEFINED     1       NONE
COMPANHIA VALE DO RIO DOCE   SPON ADR PFD   204412100   50,196     2,835,937      SH     DEFINED     1       NONE